Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost	$ 470,318	$ 485,087
Accumulated depreciation	377,419	359,539
Property and equipment, net	92,899	125,548
Equipment [Member]
Cost:
Cost	429,330	446,189
Computers [Member]
Cost:
Cost	11,060	4,949
Office furniture [Member]
Cost:
Cost	17,010	11,949
Leasehold improvements [Member]
Cost:
Cost	$ 12,918	$ 22,000